Commitments and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Co-investment commitments	$ 4.6	$ 6.6